Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Contract Assets and Contract Liabilities from Contracts with Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Contract Assets and Contract Liabilities from Contracts with Customers [Abstract]
Receivables, which are included in ‘Trade and other receivables’	€ 9,900	€ 15,285
Contract assets	40
Contract liabilities	€ 7,074	€ 7,519